Related Party Transactions (Details) - Schedule of short term loans from related parties - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of short term loans from related parties [Line Items]
Short-term loans from related parties	$ 555,096	$ 985,883
Rongfeng Cui [Member]
Related Party Transactions (Details) - Schedule of short term loans from related parties [Line Items]
Short-term loans from related parties	285,878	782,773
Yuxiang Qi [Member]
Related Party Transactions (Details) - Schedule of short term loans from related parties [Line Items]
Short-term loans from related parties	269,218	172,471
Yan Fu [Member]
Related Party Transactions (Details) - Schedule of short term loans from related parties [Line Items]
Short-term loans from related parties		$ 30,639